Common Shares - Issued and Outstanding (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Proceeds from exercise of options	$ 0	$ 2
Common shares
Shares issued	15,068,900
Dilutive effect of share options on number of ordinary shares	100,000	100,000
Common shares
Disclosure of classes of share capital [line items]
Issued and outstanding, end of year	$ 2,978	$ 3,059
Proceeds from issuing shares	(79)	(83)
Effects of share-based payment plans	(3)	0
Issued and outstanding, end of year	$ 2,896	$ 2,978
Common shares
Issued and outstanding, beginning of year	277,000,000.0	284,600,000
Shares issued	(7,300,000)	(7,700,000)
Issued and outstanding, end of year	269,800,000	277,000,000.0